DERIVATIVES - Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 970,493	$ 775,328
Fair Value Hedges
Derivative [Line Items]
Notional Amount	935,493	775,328
Cash Flow Hedging [Member]
Derivative [Line Items]
Notional Amount	$ 35,000	$ 0